Investment Objectives and Goals - WisdomTree Efficient Long/Short U.S. SmallCap Equity Fund	Oct. 05, 2026
Prospectus [Line Items]
Risk/Return [Heading]	WisdomTree Efficient Long/Short U.S. SmallCap Equity Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The WisdomTree Efficient Long/Short U.S. SmallCap Equity Fund (the “Fund”) seeks total return.